OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Line Items]
Government authorities		$ 351	$ 305
Employees		74	87
Prepaid expenses		1,440	1,160
Others	[1]	175	301
Prepaid Expense and Other Assets, Current		$ 2,040	$ 1,853

[1]	The balance as of December 31, 2015 and 2014 includes the amounts of $60 and $56, respectively, which are receivable from Nehoray.